Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus). In the years ended December 31, 2024, 2023 and 2022, the Company incurred net expenses of USD 723 thousand, USD 852 thousand and USD 720 thousand, respectively, in the consolidated statement of comprehensive loss in respect of director compensation.

Mr. Kaufman, the Chief Executive Officer of the Company, and Yaron Kaiser, the Chairman of the Board of Directors of the Company, are also founders of BlueOcean Sustainability Fund, LLC, known as BlueSoundWaves, which provides the Company with marketing, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which were recognized as share-based payments expenses. BlueSoundWaves is led by prominent investment community personalities Ashton Kutcher, Guy Oseary, and Effie Epstein. In the years ended December 31, 2024, 2023 and 2022, the Company incurred net expenses of USD 172 thousand, USD 745 thousand and USD 2,210 thousand, respectively in marketing expenses with this related party.

In addition, the Company invested in equity securities of a related party in 2023 - see Note 7. For information about share-based compensation see Note 11.